UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 6/30/2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 3200
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   August 2, 2004


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   84

Form 13F Information Table Value Total:   642460

                                                      Badgley, Phelps and Bell
                                                              FORM 13F
                                                            June 30, 2004

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Dodge & Cox Stock Fund                          256219106      261     2185 SH       Sole                                       2185
Fidelity Cash Reserves Fund                     316067107       32    31795 SH       Sole                                      31795
Vanguard US Value Fund Inv                      922020201      258    20246 SH       Sole                                      20246
3M Co.                         COM              88579Y101    20452   227223 SH       Sole                    31782            195441
AFLAC, Inc.                    COM              001055102    18065   442667 SH       Sole                    64405            378262
Abbott Laboratories            COM              002824100     1115    27350 SH       Sole                                      27350
Affiliated Computer Services,  COM              008190100    12130   229121 SH       Sole                    34749            194372
Albertson's                    COM              013104104      210     7904 SH       Sole                                       7904
American International Group   COM              026874107    22235   311936 SH       Sole                    41663            270273
Amgen Inc.                     COM              031162100    10714   196341 SH       Sole                    27409            168932
Arthur J. Gallagher & Co.      COM              363576109      483    15850 SH       Sole                                      15850
Automatic Data Processing      COM              053015103     1581    37755 SH       Sole                      100             37655
BP PLC - Spons ADR             COM              055622104     1162    21692 SH       Sole                                      21692
Bank of America                COM              060505104      590     6977 SH       Sole                                       6977
Bed Bath & Beyond Inc.         COM              075896100     5900   153450 SH       Sole                    41150            112300
Bemis Co.                      COM              081437105      642    22725 SH       Sole                                      22725
Berkshire Hathaway A           COM              084670108      356        4 SH       Sole                                          4
CVS Corp.                      COM              126650100     1348    32085 SH       Sole                      150             31935
Cardinal Health, Inc.          COM              14149Y108    17806   254185 SH       Sole                    34905            219280
ChevronTexaco Corp.            COM              166764100     2164    22995 SH       Sole                                      22995
Cintas Corp.                   COM              172908105     3556    74590 SH       Sole                      376             74214
Cisco Systems                  COM              17275R102    17887   754711 SH       Sole                    94451            660260
Citigroup                      COM              172967101    15317   329394 SH       Sole                    53124            276270
Coca-Cola Co.                  COM              191216100      619    12269 SH       Sole                                      12269
Colgate-Palmolive              COM              194162103     4244    72601 SH       Sole                      575             72026
Costco Wholesale Corp.         COM              22160K105    17382   422088 SH       Sole                    53140            368948
Cypress Semiconductor          COM              232806109      194    13656 SH       Sole                                      13656
Dell, Inc.                     COM              24702R101    16296   454947 SH       Sole                    65110            389837
EMC Corporation                COM              268648102      151    13250 SH       Sole                                      13250
Ecolab, Inc.                   COM              278865100    21875   690050 SH       Sole                    98467            591583
Electronic Arts                COM              285512109    14865   272499 SH       Sole                    43579            228920
Emerson Electric               COM              291011104     1585    24946 SH       Sole                                      24946
Estee Lauder Co.               COM              518439104      371     7600 SH       Sole                                       7600
Expeditors Int'l of Washington COM              302130109    12838   259830 SH       Sole                    40025            219805
Exxon Mobil Corp.              COM              30231G102     3736    84136 SH       Sole                                      84136
Fannie Mae                     COM              313586109    15287   214230 SH       Sole                    28789            185441
FedEx Corp.                    COM              31428X106     9394   115000 SH       Sole                    33550             81450
Fifth Third Bancorp            COM              316773100     2864    53262 SH       Sole                      375             52887
Freddie Mac                    COM              313400301      288     4550 SH       Sole                                       4550
General Electric               COM              369604103    20914   645495 SH       Sole                    71231            574264
Harley-Davidson                COM              412822108    12513   202016 SH       Sole                    29536            172480
Home Depot                     COM              437076102     3095    87939 SH       Sole                      200             87739
Intel Corp.                    COM              458140100    11832   428690 SH       Sole                    59000            369690
International Business Machine COM              459200101      343     3890 SH       Sole                                       3890
Johnson & Johnson              COM              478160104     9234   165777 SH       Sole                      675            165102
Johnson Controls               COM              478366107     8168   153025 SH       Sole                    26400            126625
Kimberly-Clark                 COM              494368103     1691    25662 SH       Sole                                      25662
MBNA Corp.                     COM              55262L100    19427   753264 SH       Sole                   100015            653249
Medtronic, Inc.                COM              585055106    17993   369320 SH       Sole                    41430            327890
Merck & Co.                    COM              589331107      592    12473 SH       Sole                                      12473
Michaels Stores, Inc.          COM              594087108    13652   248226 SH       Sole                    35799            212427
Microsoft Corp.                COM              594918104    17032   596364 SH       Sole                    55976            540388
Mohawk Industries, Inc.        COM              608190104     9628   131295 SH       Sole                    21550            109745
National City Corp.            COM              635405103      210     6000 SH       Sole                                       6000
Omnicom Group                  COM              681919106    16070   211754 SH       Sole                    32071            179683
PACCAR, Inc.                   COM              693718108      760    13099 SH       Sole                                      13099
Paychex, Inc.                  COM              704326107     4013   118449 SH       Sole                      901            117548
PepsiCo, Inc.                  COM              713448108    20158   374127 SH       Sole                    43725            330402
Pfizer, Inc.                   COM              717081103    16173   471792 SH       Sole                    56749            415043
Praxair Inc.                   COM              74005P104    14112   353590 SH       Sole                    59460            294130
Procter & Gamble               COM              742718109     1877    34484 SH       Sole                                      34484
QUALCOMM, Inc.                 COM              747525103     3649    50002 SH       Sole                      300             49702
Royal Dutch Petroleum          COM              780257804      616    11925 SH       Sole                                      11925
SAFECO Corp.                   COM              786429100      584    13279 SH       Sole                                      13279
SEI Investments Company        COM              784117103     1218    41950 SH       Sole                                      41950
Southern Co.                   COM              842587107      219     7500 SH       Sole                                       7500
Starbucks Corp.                COM              855244109    27329   628396 SH       Sole                    73092            555304
State Street Corp.             COM              857477103    17342   353629 SH       Sole                    45422            308207
Stryker Corp.                  COM              863667101     9973   181335 SH       Sole                    34750            146585
Symantec Corp.                 COM              871503108    10672   243755 SH       Sole                    38445            205310
Sysco Corp.                    COM              871829107    20615   574703 SH       Sole                    66437            508266
Teleflex Inc.                  COM              879369106      211     4200 SH       Sole                                       4200
Teva Pharmaceutical Industries COM              881624209     8236   245180 SH       Sole                    48880            196300
Texas Instruments              COM              882508104      969    40078 SH       Sole                                      40078
U.S. Bancorp                   COM              902973304      788    28591 SH       Sole                                      28591
United Parcel Service, Inc.    COM              911312106     8553   113784 SH       Sole                      525            113259
Varian Medical Systems, Inc.   COM              92220P105      488     6150 SH       Sole                                       6150
Wal-Mart Stores                COM              931142103     7908   149887 SH       Sole                    25930            123957
Walgreen Co.                   COM              931422109     9865   272440 SH       Sole                    52986            219454
Washington Federal             COM              938824109     1957    81543 SH       Sole                                      81543
Wells Fargo                    COM              949746101     1684    29432 SH       Sole                                      29432
Wrigley Wm Jr                  COM              982526105      320     5075 SH       Sole                                       5075
Wyeth                          COM              983024100      271     7499 SH       Sole                                       7499
eBay, Inc.                     COM              278642103    13252   144120 SH       Sole                    23090            121030
REPORT SUMMARY                 84 DATA RECORDS              642460            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED